UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
        This Amendment (check only one.):
        [ ] is a restatement.
        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Hill Strategic Partners, L.P.
Address:  201 Main Street, Suite 1440
          Fort Worth, Texas  76102

Form 13F File Number:  28-6080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jack A. Muhlbeier
Title:    Vice President of General Partner of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

        /s/ Jack A. Muhlbeier   Fort Worth, Texas      May 9, 2008

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   21

Form 13F Information Table Value Total:   $ 794,276 (thousands)


List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                     TITLE OF                 VALUE      SHARES/   SH/   PUT/   INVSTMNT   OTHR   VOTING AUTHORITY
NAME OF ISSUER        CLASS       CUSIP      (X$1000)    PRN AMT   PRN   CLL    DISCRETN   MGRS  SOLE  SHRD   NONE
BP PLC                 COM      055622104       6393      105409   SH           Sole            105409
BOSTON SCIENTIFIC
 CORPORATION           COM      101137107      19916     1547501   SH           Sole           1547501
CINTAS CORPORATION     COM      172908105      34937     1224140   SH           Sole           1224140
DELL, INC.             COM      24702R101      49047     2462180   SH           Sole           2462180
EMC CORPORATION        COM      268648102      51008     3557041   SH           Sole           3557041
THE GAP, INC.          COM      364760108      46908     2383525   SH           Sole           2383525
GENERAL ELECTRIC CO.   COM      369604103      30533      825000   SH           Sole            825000
HILLENBRAND
 INDUSTRIES, INC.      COM      431573104      33782     1413458   SH           Sole           1413458
HOME DEPOT, INC.       COM      437076102      29924     1069846   SH           Sole           1069846
INTEL CORPORATION      COM      458140100      54554     2575732   SH           Sole           2575732
JABIL CIRCUIT INC.     COM      466313996      21631     2286585   SH           Sole           2286585
NESTLE SA              COM       *7123870      49298       98655   SH           Sole             98655
NEWS CORP LTD        SPONS
                     ADR
                     PREFERRED  65248E104      15515      827481   SH           Sole            827481
NIKE, INC.           CLASS
                     B COM      654106103     140291     2063103   SH           Sole           2063103
PACCAR, INC.           COM      693718108     104428     2320622   SH           Sole           2320622
SERVICE CORPORATION
 INTERNATIONAL         COM      817565104       5896      581473   SH           Sole            581473
TELLABS, INC.          COM      879664100       7489     1374047   SH           Sole           1374047
TIME WARNER, INC.      COM      887317105      37279     2658980   SH           Sole           2658980
VALSPAR, INC.          COM      920355104      37352     1882674   SH           Sole           1882674
WASHINGTON MUTUAL,INC. COM      939322103       9373      910000   SH           Sole            910000
WELLS FARGO & CO.      COM      949746101       8722      299720   SH           Sole            299720


*SEDOL number
